Fixed Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fixed Assets [Abstract]
Fixed Assets, net

4. Fixed Assets, Net

Fixed assets, net, consisted of the following:

	June 30, 2023	December 31, 2022
Construction in progress	$638	$601
Catamaran tray sets	348	193
IT equipment	76	56
Lab equipment	14	14
Office furniture	9	9
Fixed assets, gross	1,085	873
Less: accumulated depreciation	(140)	(80)
Fixed assets, net	$945	$793

Construction in progress is made up of reusable components that will become Catamaran Tray Sets. Depreciation expense was approximately $35 and $19 for the three months ended June 30, 2023 and 2022, respectively. Depreciation expense was approximately $60 and $29 for the six months ended June 30, 2023 and 2022, respectively.

5. Fixed Assets, net

Fixed assets, net, consisted of the following:

	December 31, 2022	December 31, 2021
Construction in progress	$601	$—
Catamaran tray sets	193	77
IT equipment	56	17
Lab equipment	14	—
Office furniture	9	9
Fixed assets, gross	873	103
Less: accumulated depreciation	(80)	(2)
Fixed assets, net	$793	$101

As of December 31, 2022, construction in progress pertains to cost of individual components of a custom instrument set used for surgical placement of the Company’s products that have not yet been placed into service. Depreciation expense was approximately $78 and $2 for the years ended December 31, 2022 and 2021, respectively.